Intangible Assets (Details) - Schedule of net intangible assets - USD ($)	Jul. 31, 2021	Jul. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 376,250	$ 396,180
Less: accumulated amortization	(142,919)	(65,742)
Intangible assets, net	233,331	330,456
Financial and news platform [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	56,250	56,611
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 320,000	$ 339,569